Business Combinations - Purchase Price Allocation (Details) - P3 Health Partners Inc. - USD ($)			1 Months Ended	3 Months Ended			6 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 03, 2021	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 02, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2022
Business Acquisition [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor		Successor	Successor	Predecessor	Predecessor	Successor	Predecessor	Predecessor		Predecessor	Predecessor
Assets Acquired:
Goodwill	$ 1,309,750,216	$ 1,278,452,778	$ 1,309,750,216	$ 458,294,462			$ 458,294,462		$ 3,805,628	$ 1,309,750,216	$ 871,128	$ 741,128
Liabilities Assumed:
Useful life of intangible assets (in years)		10 years					9 years 4 months 24 days
Customer Relationships
Liabilities Assumed:
Useful life of intangible assets (in years)										9 years 10 months 24 days
Provider Network
Liabilities Assumed:
Useful life of intangible assets (in years)										9 years 10 months 24 days
Trademarks
Liabilities Assumed:
Useful life of intangible assets (in years)										9 years 10 months 24 days
P3 LLC
Assets Acquired:
Cash		$ 5,300,842
Restricted Cash		54,095
Health Plan Settlement Receivables		47,733,033
Clinic Fees and Insurance Receivables, Net		426,064
Other Receivables		1,880,939
Prepaid Expenses and Other Current Assets		938,413
Property and Equipment, Net		7,875,234
Goodwill		1,278,452,778
Notes Receivable		3,734,012
Right of Use Assets		6,870,279
Total Assets Acquired		2,188,665,689
Liabilities Assumed:
Accounts Payable and Accrued Expenses		25,819,091
Accrued Payroll		2,868,664
Health Plans Settlements Payable		25,007,542
Claims Payable		76,031,460
Premium Deficiency Reserve		11,559,067
Accrued Interest		9,268,846
Current Portion of Long-Term Debt		301,443
Lease Liability		6,210,956
Long-Term Debt, Net of Current Portion		80,000,000
Total Liabilities Assumed		237,067,069
Net Assets Acquired		1,951,598,620
Goodwill expected to be deductible for tax purposes		$ 3,800,000
Useful life of intangible assets (in years)		10 years
P3 LLC | Customer Relationships
Assets Acquired:
Intangible Assets, Net:		$ 684,000,000
P3 LLC | Provider Network
Assets Acquired:
Intangible Assets, Net:		3,700,000
P3 LLC | Trademarks
Assets Acquired:
Intangible Assets, Net:		$ 147,700,000
Medcore Health Plan, Inc and Omni IPA Medical Group, Inc ("Medcore Acquisition")
Assets Acquired:
Cash	20,547,337		20,547,337						3,000	$ 20,547,337
Restricted Cash	302,187		302,187							302,187
Health Plan Settlement Receivables	5,754,006		5,754,006							5,754,006
Clinic Fees and Insurance Receivables, Net	141,186		141,186							141,186
Other Receivables	726,378		726,378							726,378
Prepaid Expenses and Other Current Assets	1,189,575		1,189,575							1,189,575
Property and Equipment, Net	113,436		113,436						5,896	113,436
Goodwill	31,297,438		31,297,438						2,934,500	31,297,438
Total Assets Acquired	67,471,814		67,471,814						4,989,000	67,471,814
Liabilities Assumed:
Accounts Payable and Accrued Expenses	150,196		150,196							150,196
Accrued Payroll	277,074		277,074							277,074
Health Plans Settlements Payable	133,149		133,149							133,149
Claims Payable	26,898,074		26,898,074							26,898,074
Total Liabilities Assumed	27,458,493		27,458,493							27,458,493
Net Assets Acquired	40,013,321		40,013,321						4,989,000	40,013,321
Goodwill expected to be deductible for tax purposes	8,100,000		8,100,000							8,100,000			$ 8,100,000
Medcore Health Plan, Inc and Omni IPA Medical Group, Inc ("Medcore Acquisition") | Customer Relationships
Assets Acquired:
Intangible Assets, Net:									$ 2,045,604
Medcore Health Plan, Inc and Omni IPA Medical Group, Inc ("Medcore Acquisition") | Payor Contracts
Assets Acquired:
Intangible Assets, Net:	4,700,271		4,700,271							4,700,271
Medcore Health Plan, Inc and Omni IPA Medical Group, Inc ("Medcore Acquisition") | Provider Network
Assets Acquired:
Intangible Assets, Net:	1,100,000		1,100,000							1,100,000
Medcore Health Plan, Inc and Omni IPA Medical Group, Inc ("Medcore Acquisition") | Trademarks
Assets Acquired:
Intangible Assets, Net:	900,000		900,000							900,000
Medcore Health Plan, Inc and Omni IPA Medical Group, Inc ("Medcore Acquisition") | Other
Assets Acquired:
Intangible Assets, Net:	$ 700,000		$ 700,000							$ 700,000
Other medical practices purchased
Assets Acquired:
Cash					$ 3,000			$ 3,000
Property and Equipment, Net					5,896			5,896
Goodwill					2,934,500			2,934,500
Total Assets Acquired					4,989,000			4,989,000
Liabilities Assumed:
Net Assets Acquired					4,989,000			4,989,000
Other medical practices purchased | Customer Relationships
Assets Acquired:
Intangible Assets, Net:					$ 2,045,604			$ 2,045,604